Stockholders' Equity (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Additional Information [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Stock-based compensation expense	$ 773,000	$ 503,000
Exercise price	0.01
Senior Amendment [Member]
Stockholders Equity Additional Information [Line Items]
Debt Issuance Cost	199,000
Exercise price	0.01
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights	455,514
Unrestricted Stock Awards [Member]
Stockholders Equity Additional Information [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		2,650,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	848,666
Stock Option And Warrant Awards [Member]
Stockholders Equity Additional Information [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	1,773,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 years 8 months 5 days
Stock Awards [Member]
Stockholders Equity Additional Information [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		$ 52,000
Subordinated Debt [Member]
Stockholders Equity Additional Information [Line Items]
Class of Warrant or Right, Outstanding		160,000